Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,272.4	$ 2,106.7
Property, plant and equipment, net	2,312.9	1,973.3
Total Assets	18,627.8	17,172.7
STOCKHOLDERS' EQUITY:
Preferred stock, no par value: Authorized 1.0 million shares, none issued
Common stock, $1 par value - authorized 1.2 billion shares; issued 353.4 million and 356.8 million shares	353.4	356.8
Additional paid-in capital	56.6	52.1
Retained earnings	5,596.4	5,174.5
Accumulated other comprehensive loss	(159.5)	(219.0)
Total Stockholders' Equity	5,846.9	5,364.4
Liabilities and Equity	18,627.8	17,172.7
Truck, Parts and Other
ASSETS
Cash and cash equivalents	1,203.2	1,990.6
Trade and other receivables, net	902.1	977.8
Marketable debt securities	1,192.7	910.1
Inventories, net	782.4	710.4
Other current assets	331.7	249.1
Total Truck, Parts and Other Current Assets	4,412.1	4,838.0
Equipment on operating leases, net	857.9	679.1
Property, plant and equipment, net	2,312.9	1,973.3
Other noncurrent assets, net	249.4	280.9
Total Assets	7,832.3	7,771.3
Current Liabilities
Accounts payable, accrued expenses and other	2,168.3	2,377.4
Dividend payable		250.3
Total Truck, Parts and Other Current Liabilities	2,168.3	2,627.7
Long-term debt	150.0	150.0
Residual value guarantees and deferred revenues	903.5	712.0
Other liabilities	579.5	507.0
Total Liabilities	3,801.3	3,996.7
Financial Services
ASSETS
Cash and cash equivalents	69.2	116.1
Finance and other receivables, net	8,298.3	7,259.7
Equipment on operating leases, net	2,030.8	1,710.7
Other assets	397.2	314.9
Total Assets	10,795.5	9,401.4
Current Liabilities
Accounts payable, accrued expenses and other	309.5	363.4
Commercial paper and bank loans	3,562.7	3,909.9
Term notes	4,167.4	2,595.5
Deferred taxes and other liabilities	940.0	942.8
Total Liabilities	$ 8,979.6	$ 7,811.6